CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Parenthetical) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Statement of Cash Flows [Abstract]
Issuance of common stock for conversion of convertible notes	9,470,630
Issuance of shares of common stock for exercise of warrants	1,500,000
Issuance of shares of common stock as commitment shares for promissory note	1,567,164
Issuance of shares of common stock		15,000,000
Ownership rights		95.14%
Issuance of common stock for conversion of convertible notes		96,265
Issuance of shares of common stock for advisory services		75,000